Significant accounting policies, judgements, estimates and assumptions - Summary of impact to cash and cash equivalents (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Non-current assets
Investments in equity-accounted entities		$ 26,320			$ 24,985
Loans, trade and other receivables					2,080
Deferred tax liabilities	$ (9,767)	(9,812)			(7,982)
Current assets
Loans, trade and other receivables					25,039
Cash and cash equivalents		22,468	$ 25,575	[1]	25,586	$ 23,484		$ 26,389
Net assets	$ 101,218	101,548			100,404
Reserves
Available-for-sale investments					17
Costs of hedging					0
Profit and loss account					75,226
Total reserves					$ 75,243
Reported if in compliance with requirement of IFRS | IFRS 9 Financial Instruments
Non-current assets
Investments in equity-accounted entities			24,903
Loans, trade and other receivables			2,069
Deferred tax liabilities			(7,946)
Current assets
Loans, trade and other receivables			24,927
Cash and cash equivalents			25,575
Net assets			100,224
Reserves
Available-for-sale investments			0
Costs of hedging			(37)
Profit and loss account			75,100
Total reserves			$ 75,063
Increase (decrease) due to departure from requirement of IFRS | IFRS 9 Financial Instruments
Non-current assets
Investments in equity-accounted entities		(82)
Loans, trade and other receivables		(11)
Deferred tax liabilities		36
Current assets
Loans, trade and other receivables		(112)
Cash and cash equivalents		(11)
Net assets		(180)
Reserves
Available-for-sale investments		(17)
Costs of hedging		(37)
Profit and loss account		(126)
Total reserves		$ (180)

[1]	a See Note 1 for further information.